UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-01911

Schroder Capital Funds (Delaware)
(Exact name of registrant as specified in charter)

875 Third Avenue, 22nd Floor New York, NY		10022
(Address of principal executive offices)		(Zip code)

Schroder Capital Funds (Delaware) P.O. Box 8507 Boston, MA 02266
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-464-3108

Date of fiscal year end:	October 31, 2012

Date of reporting period:	January 31, 2012

Item 1.   Schedule of Investments

Schroder U.S. Opportunities Fund

Schedule of Investments

January 31, 2012 (unaudited)

Shares		Value $
	COMMON STOCK — 89.9%
	Consumer Discretionary — 17.5%
10,800	American Greetings Class A	155,196
26,000	Arbitron	928,460
38,700	Asbury Automotive Group (1)	886,617
46,700	Bally Technologies (1)	1,971,674
38,800	Big Lots (1)	1,532,212
30,800	CEC Entertainment	1,083,236
26,300	Children’s Place (1)	1,312,107
17,600	Citi Trends (1)	158,752
93,600	Clear Channel Outdoor Holdings Class A (1)	1,132,560
41,500	Collective Brands (1)	691,390
11,000	Express (1)	238,040
11,600	Harman International Industries	489,520
12,200	Home Inns & Hotels Management ADR (1)	359,778
19,100	Lamar Advertising Class A (1)	546,451
16,600	Lithia Motors Class A	368,686
39,800	LKQ (1)	1,297,480
38,300	Madison Square Garden (1)	1,098,827
27,400	Matthews International Class A	903,104
16,000	Men’s Wearhouse	551,840
41,700	Monster Worldwide (1)	300,240
52,200	Pinnacle Entertainment (1)	506,340
51,900	Progressive Waste Solutions	1,176,054
51,700	Rent-A-Center	1,748,494
21,000	Scholastic	619,710
38,900	Six Flags Entertainment	1,704,987
67,234	Standard Parking (1)	1,188,697
59,200	Waste Connections	1,912,752
141,400	Wendy’s	663,166
16,900	Williams-Sonoma	606,034
13,000	Wolverine World Wide	508,170
		26,640,574
	Consumer Staples — 0.5%
20,200	Nash Finch	590,042
16,300	Winn-Dixie Stores (1)	154,035
		744,077
	Financial Services — 16.7%
83,876	Alterra Capital Holdings	2,027,283
17,523	Altisource Portfolio Solutions (1)	937,305
50,400	Apollo Global Management LLC Class A	749,952
10,400	Bank of Hawaii	475,488
83,100	Brown & Brown	1,893,018
26,200	Cash America International	1,149,132
69,700	Colonial Properties Trust REIT	1,490,186
47,020	CVB Financial	495,121
30,700	Delphi Financial Group Class A	1,366,457
9,700	Equity Lifestyle Properties REIT	680,358
8,800	First Financial Bankshares	299,904
51,100	FirstMerit	801,759
38,200	Genpact (1)	558,866
7,100	Health Care REIT	406,191
25,000	Home Properties REIT	1,489,500
7,900	Infinity Property & Casualty	460,412
14,100	Lakeland Financial	357,294
40,658	LaSalle Hotel Properties REIT	1,099,799
33,700	MB Financial	611,655
109,900	MFA Financial	806,666
5,500	Navigators Group (1)	262,790
90,100	Ocwen Financial (1)	1,296,539
60,100	Old National Bancorp	707,377
29,300	Primerica (1)	717,850
43,200	Redwood Trust REIT	507,600
17,600	Reinsurance Group of America	959,024
5,300	RLI	377,996
24,000	Simmons First National Class A	661,200
12,300	SVB Financial Group (1)	713,892
21,800	Westamerica Bancorporation	1,012,610
		25,373,224
	Healthcare — 11.9%
51,700	Brookdale Senior Living (1)	909,920
28,000	Centene (1)	1,265,600
9,400	Cepheid (1)	414,164
21,700	Cooper	1,565,438
21,500	Fluidigm (1)	319,705
30,300	Haemonetics (1)	1,968,288
53,800	Health Management Associates (1)	344,858
38,800	HealthSouth (1)	748,452
11,800	HMS Holdings (1)	389,518
250,000	Lexicon Pharmaceuticals (1)	362,500
14,400	LifePoint Hospitals (1)	578,736
50,300	Masimo (1)	1,076,420
91,100	MedAssets (1)	962,016
16,800	Medicis Pharmaceutical Class A	555,912
9,600	Onyx Pharmaceuticals (1)	393,024
12,600	Orthofix International (1)	505,890
65,900	Parexel International (1)	1,588,190
22,200	Salix Pharmaceuticals (1)	1,070,040
14,600	Sirona Dental Systems (1)	705,910
10,600	Team Health Holdings (1)	218,360
5,600	Techne	382,200
17,900	Volcano (1)	502,095
30,000	West Pharmaceutical Services	1,214,400
		18,041,636
	Materials & Processing — 6.5%
38,300	Cabot	1,386,460
37,500	Innophos Holdings	1,872,000

Shares		Value $
25,600	Kaiser Aluminum	1,264,128
51,100	KapStone Paper and Packaging (1)	892,206
12,500	Minerals Technologies	793,125
9,700	Quaker Chemical	429,710
47,000	Silgan Holdings	1,953,320
33,400	Sonoco Products	1,045,420
108,349	Timmins Gold (1)	309,136
		9,945,505
	Other Energy — 5.2%
18,100	Carrizo Oil & Gas (1)	439,649
67,800	Helix Energy Solutions Group (1)	1,115,310
19,800	Oil States International (1)	1,577,862
17,900	Petroleum Development (1)	557,227
94,500	Petroquest Energy (1)	606,690
15,700	SM Energy	1,139,506
41,700	SunCoke Energy (1)	560,031
58,400	Swift Energy (1)	1,935,960
		7,932,235
	Producer Durables — 14.8%
11,100	Allegiant Travel (1)	610,167
38,800	Applied Industrial Technologies	1,496,904
63,500	Compass Diversified Holdings	890,270
44,100	Dycom Industries (1)	942,417
39,600	EnerSys (1)	1,147,608
44,500	EnPro Industries (1)	1,571,295
11,900	FEI (1)	524,314
21,900	Forrester Research (1)	765,186
35,600	FTI Consulting (1)	1,524,392
14,500	Genesee & Wyoming Class A (1)	900,450
96,600	GrafTech International (1)	1,586,172
135,700	Hawaiian Holdings (1)	944,472
29,400	Healthcare Services Group	549,486
25,850	IDEX	1,047,442
20,000	MAXIMUS	900,600
33,000	Modine Manufacturing (1)	361,020
29,900	MYR Group (1)	597,402
53,100	Orion Marine Group (1)	384,444
14,600	Regal-Beloit	828,842
12,500	Rofin-Sinar Technologies (1)	354,625
25,200	Spirit Airlines (1)	423,108
31,363	Stantec (1) (2)	872,933
37,600	Steelcase Class A	327,496
51,000	Swift Transportation (1)	588,030
34,400	Thermon Group Holdings (1)	602,688
16,600	Towers Watson	992,680
18,800	Zebra Technologies Class A (1)	711,768
		22,446,211
	Technology — 11.1%
23,500	AboveNet (1)	1,561,575
297,300	Anadigics (1)	817,575
20,600	Ariba (1)	562,380
93,000	Atmel (1)	903,030
116,400	Cadence Design Systems (1)	1,229,184
37,000	comScore (1)	819,550
11,000	Gartner (1)	417,010
7,200	Hittite Microwave (1)	396,144
7,300	Informatica (1)	308,790
180,400	Integrated Device Technology (1)	1,143,736
43,600	Kenexa (1)	1,047,272
18,700	Netscout Systems (1)	386,342
73,260	Parametric Technology (1)	1,843,954
81,700	QLogic (1)	1,415,044
43,300	Sapient	558,570
30,200	Scansource (1)	1,134,614
39,200	Standard Microsystems (1)	1,009,792
34,847	TNS (1)	642,579
40,700	Websense (1)	769,230
		16,966,371
	Utilities — 5.7%
76,400	Cleco	3,037,664
7,700	Cogent Communications Group (1)	117,348
38,900	IDACORP	1,639,635
69,522	NorthWestern	2,443,003
19,900	Pike Electric (1)	158,404
33,800	Unisource Energy	1,259,388
		8,655,442
	TOTAL COMMON STOCK (Cost $112,070,504)	136,745,275

	SHORT-TERM INVESTMENT (3) — 8.0%
12,234,827	JPMorgan Prime Money Market Fund, 0.120% (Cost $12,234,827)	12,234,827
	TOTAL INVESTMENTS — 97.9% (Cost $124,305,331)*	148,980,102
	OTHER ASSETS LESS LIABILITIES — 2.1%	3,113,133
	NET ASSETS — 100%	$152,093,235

(1)          Denotes non-income producing security.

(2)          Canadian-domiciled country.

(3)          The rate shown represents the 7-day current yield as of January 31, 2012.

ADR — American Depositary Receipt

LLC — Limited Liability Company

REIT — Real Estate Investment Trust

* At January 31, 2012, the tax basis cost of the Fund’s investments was $124,418,425 and the unrealized appreciation and depreciation were $25,900,845 and $(1,339,168), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder International Alpha Fund

Schedule of Investments

January 31, 2012 (unaudited)

Shares		Value $
	COMMON STOCK — 96.2%
	Australia — 3.8%
278,478	Atlas Iron	916,289
24,919	Newcrest Mining	891,863
		1,808,152
	Belgium — 2.3%
18,109	Anheuser-Busch InBev	1,097,914

	Brazil — 4.4%
39,044	Anhanguera Educacional Participacoes	525,416
39,680	BRF - Brasil Foods	786,193
26,399	Petroleo Brasileiro ADR	806,489
		2,118,098
	Canada — 5.2%
18,052	Potash Corp. of Saskatchewan	846,052
26,537	Suncor Energy	914,394
9,757	Toronto-Dominion Bank	754,746
		2,515,192
	China — 1.6%
171,500	China Shenhua Energy Class H	754,104

	France — 9.6%
12,416	BNP Paribas	525,656
11,780	Cie Generale des Etablissements Michelin	805,794
11,796	Cie Generale d’Optique Essilor International	863,972
4,755	LVMH Moet Hennessy Louis Vuitton	768,681
29,686	Safran	924,848
11,209	Schneider Electric	696,073
		4,585,024
	Germany — 7.5%
9,075	Daimler	501,417
24,746	GEA Group	794,734
15,438	Kabel Deutschland Holding (1)	804,832
12,925	SAP	780,828
24,842	Symrise	707,493
		3,589,304
	Hong Kong — 5.1%
83,500	China Mobile	853,832
27,072	Jardine Strategic Holdings	843,564
53,000	Sun Hung Kai Properties	733,994
		2,431,390
	Israel — 1.6%
13,532	Check Point Software Technologies (1)	761,716

	Japan — 13.3%
5,800	FANUC	975,039
22,500	Honda Motor	787,205
29,800	Mitsubishi	680,081
17,800	Nippon Telegraph & Telephone	890,000
89,000	Sekisui Chemical	780,210
37,900	Seven & I Holdings	1,067,368
37,400	Sumitomo Mitsui Financial Group	1,190,223
		6,370,126
	Netherlands — 1.8%
96,207	ING Groep (1)	875,524

	New Zealand — 1.4%
395,791	Telecom Corp. of New Zealand	684,409

	Norway — 1.8%
81,781	DnB NOR	863,216

	Russia — 1.6%
64,496	Sberbank Savings Bank of the Russian Federation ADR	773,952

	Singapore — 2.0%
69,000	United Overseas Bank	951,459

	South Korea — 2.7%
2,403	Hyundai Mobis (1)	592,620
692	Samsung Electronics	682,019
		1,274,639
	Switzerland — 8.7%
16,839	Julius Baer Group	684,393
26,110	Nestle	1,496,743
13,322	Novartis	720,969
7,392	Roche Holding	1,251,547
		4,153,652
	United Kingdom — 21.8%
56,065	AMEC	886,892
36,106	BG Group	810,661
86,744	Capita Group	840,543
197,560	Centrica	913,281
37,898	Diageo	837,162
38,587	GlaxoSmithKline	857,246

Shares		Value $
128,125	HSBC Holdings	1,069,323
158,372	Kingfisher	638,049
81,456	Premier Oil (1)	527,357
67,835	Prudential	748,699
15,507	Rio Tinto	929,668
70,531	United Utilities Group	668,993
41,812	Xstrata	707,868
		10,435,742
	TOTAL COMMON STOCK (Cost $44,087,072)	46,043,613

	SHORT-TERM INVESTMENT (2) — 3.5%
1,684,042	JPMorgan Prime Money Market Fund, 0.120% (Cost $1,684,042)	1,684,042
	TOTAL INVESTMENTS — 99.7% (Cost $45,771,114)*	47,727,655
	OTHER ASSETS LESS LIABILITIES — 0.3%	141,912
	NET ASSETS — 100%	$47,869,567

(1)          Denotes non-income producing security.

(2)          The rate shown represents the 7-day current yield as of January 31, 2012.

ADR — American Depositary Receipt

* At January 31, 2012, the tax basis cost of the Fund’s investments was $45,771,114, and the unrealized appreciation and depreciation were $3,597,528 and $(1,640,987), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Mutual Funds

Fair Value Measurements

January 31, 2012 (unaudited)

The following is a summary of the inputs used as of January 31, 2012, in valuing the Schroder Funds’ investments carried at value:

Schroder U.S. Opportunities Fund

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Common Stock (2)	$136,745,275	$—	$—	$136,745,275
Short-Term Investment	12,234,827	—	—	12,234,827
Total Investments in Securities	$148,980,102	$—	$—	$148,980,102

Schroder International Alpha Fund

Investments in Securities (3)	Level 1	Level 2	Level 3	Total
Common Stock (2)	$46,043,613	$—	$—	$46,043,613
Short-Term Investment	1,684,042	—	—	1,684,042
Total Investments in Securities	$47,727,655	$—	$—	$47,727,655

(1)	There were no transfers between levels during the reporting period, based on the input levels assigned under the hierarchy at the beginning and end of the reporting period.

(2)	All securities in this category are Level 1 securities. For a detailed break-out by classification, please refer to the Schedule of Investments.

(3)

The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

Item 2.    Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) There have been no changes in the registrant’s internal control over financial reporting during the period from November 1, 2011 through January 31, 2012 that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Schroder Capital Funds (Delaware)

By (Signature and Title)*	/s/ Mark A. Hemenetz
Mark A. Hemenetz
Principal Executive Officer
Date: March 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mark A. Hemenetz
Mark A. Hemenetz
Principal Executive Officer
Date: March 26, 2012

By (Signature and Title)*	/s/ Alan M. Mandel
Alan M. Mandel
Treasurer and Chief Financial Officer
Date: March 26, 2012

*                 Print the name and title of each signing officer under his or her signature.